QUARTERLY REPORT

August 31, 2021
Virtus Total Return Fund Inc.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-866-270-7788 or, with respect to requesting electronic delivery, by visiting www.virtus.com. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN
The Board of Directors (the “Board,” or the “Directors”) of Virtus Total Return Fund Inc. (the “Fund”) has adopted a Managed Distribution Plan (the “Plan”) which currently provides for the Fund to make a monthly distribution at the rate of $0.08 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.
If the Fund estimates that it has distributed more than its income and capital gains in a particular period, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”
You should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Plan.
The amounts and sources of distributions reported in the Fund’s notices issued pursuant to Section 19(a) of the Investment Company Act of 1940 are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment results during its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.
The Board may amend, suspend or terminate the Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.
Information on the Fund is available through the closed-end fund section on the web at
www.Virtus.com. Section 19(a) notices are posted on the website at:
https://www.virtus.com/products/virtus-total-return-fund.

MESSAGE TO SHAREHOLDERS
Dear Virtus Total Return Fund Inc. Shareholder:
I am pleased to present this quarterly report, which reviews the performance of Virtus Total Return Fund Inc. for the quarter ended August 31, 2021.
For the period, the Fund’s net asset value (NAV) returned 2.04%, including $0.24 in reinvested distributions, and its market price returned (1.99%). For the same period, the Fund’s composite benchmark, which consists of 60% FTSE Developed Core Infrastructure 50/50 Index (net) (representing equities) and 40% Bloomberg U.S. Aggregate Bond Index (representing fixed income and formerly known as the Bloomberg Barclays U.S. Aggregate Bond Index), returned 1.99%, including reinvested dividends. The underlying indexes returned 2.22% for equities and 1.63% for fixed income for the period.
On behalf of the Fund and its investment management teams, I thank you for entrusting your assets to us. Should you have questions about your account or require assistance, please visit the closed-end fund section of Virtus.com, or call our customer service team at 866-270-7788. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Chief Executive Officer, and Director
Virtus Total Return Fund Inc.
October 2021

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS AND RISKS
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Bloomberg U.S. Aggregate Bond Index: The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
FTSE Developed Core Infrastructure 50/50 Index (net): The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Fundamental Risk of Investing: There can be no assurance that the Fund will achieve its investment objectives. An investment in the shares of the Fund is subject to loss of principal; shares may decrease in value.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Leveraged Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or may trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.
Market Price/NAV: At the time of purchase and/or sale, an investor’s shares may have a market price that is above or below the fund’s NAV, which may increase the investor’s risk of loss.

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
($ reported in thousands)

	Par Value	Value
U.S. Government Security—0.1%
U.S. Treasury Notes 0.250%, 5/31/25(1)	$ 485	$ 479
Total U.S. Government Security (Identified Cost $484)		479

Municipal Bonds—0.4%
California—0.1%
University of California, Series B-A, Taxable 4.428%, 5/15/48(1)	290	323
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48(1)	355	463
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43(1)	85	93
Texas—0.0%
State of Texas, General Obligation Taxable 3.211%, 4/1/44(1)	110	117
Virginia—0.2%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42(1)	565	607
Total Municipal Bonds (Identified Cost $1,405)		1,603

	Par Value	Value

Foreign Government Securities—3.8%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)(2)	$ 225	$ 23
RegS 8.250%, 10/13/24(1)(2)(3)	610	63
Dominican Republic
144A 6.875%, 1/29/26(1)(4)	255	296
144A 5.950%, 1/25/27(1)(4)	285	323
144A 4.500%, 1/30/30(1)(4)	150	156
144A 5.875%, 1/30/60(1)(4)	160	163
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(1)(3)	835	955
Federative Republic of Brazil 3.875%, 6/12/30(1)	210	211
Kingdom of Morocco 144A 5.500%, 12/11/42(1)(4)	295	336
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)(4)	430	477
144A 4.500%, 10/26/46(1)(4)	640	752
Oman Government International Bond 144A 7.375%, 10/28/32(1)(4)	870	1,009
Republic of Angola 144A 8.250%, 5/9/28(1)(4)	265	282
Republic of Argentina
1.125%, 7/9/35(1)(5)	870	304
2.500%, 7/9/41(1)(5)	725	283
Republic of Colombia
3.125%, 4/15/31(1)	605	591
4.125%, 5/15/51(1)	255	238
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)(4)	$ 320	$ 357
Republic of Ecuador 144A 1.000%, 7/31/35(1)(4)(5)	345	247
Republic of Egypt
144A 7.600%, 3/1/29(1)(4)	635	697
144A 8.500%, 1/31/47(1)(4)	200	210
Republic of El Salvador 144A 5.875%, 1/30/25(1)(4)	530	472
Republic of Ghana 144A 8.125%, 3/26/32(1)(4)	305	305
Republic of Indonesia
2.850%, 2/14/30(1)	1,145	1,202
144A 4.350%, 1/8/27(1)(4)	550	627
Republic of Kenya 144A 8.000%, 5/22/32(1)(4)	205	234
Republic of Nigeria
144A 6.500%, 11/28/27(1)(4)	200	211
144A 7.875%, 2/16/32(1)(4)	200	215
Republic of Pakistan
144A 8.250%, 9/30/25(1)(4)	285	310
144A 6.875%, 12/5/27(1)(4)	200	205
Republic of Panama 4.300%, 4/29/53(1)	200	224
Republic of Philippines 3.700%, 3/1/41(1)	390	430
Republic of South Africa 4.850%, 9/27/27(1)	305	327
Republic of Turkey
4.875%, 10/9/26(1)	280	278
6.125%, 10/24/28(1)	200	208
7.625%, 4/26/29(1)	240	268
5.250%, 3/13/30(1)	200	194
Republic of Venezuela RegS 7.650%, 4/21/25(1)(2)(3)	830	83
State of Israel 2.750%, 7/3/30(1)	450	484
	Par Value	Value

Foreign Government Securities—continued
State of Qatar
144A 3.750%, 4/16/30(1)(4)	$ 505	$ 575
144A 4.400%, 4/16/50(1)(4)	270	334
Ukraine Government
144A 6.876%, 5/21/29(1)(4)	365	385
144A 7.253%, 3/15/33(1)(4)	815	863
United Mexican States 4.500%, 1/31/50(1)	665	723
Total Foreign Government Securities (Identified Cost $17,662)		17,130

Mortgage-Backed Securities—7.2%
Non-Agency—7.2%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(4)(5)	345	347
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)(4)	590	593
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)(4)	1,000	1,071
2015-SFR1, A 144A 3.467%, 4/17/52(1)(4)	159	169
2015-SFR2, C 144A 4.691%, 10/17/52(1)(4)	340	371
AMSR Trust 2021-SFR2, C 144A 1.877%, 8/17/26(1)(4)	105	105
Angel Oak Mortgage Trust I LLC
2018-3, A1 144A 3.649%, 9/25/48(1)(4)(5)	98	99
2019-2, A1 144A 3.628%, 3/25/49(1)(4)(5)	116	117
Arroyo Mortgage Trust
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)(5)	321	321

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-1, A1 144A 3.805%, 1/25/49(1)(4)(5)	$ 174	$ 177
2019-2, A1 144A 3.347%, 4/25/49(1)(4)(5)	359	365
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35(1)	5	5
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)(4)	795	823
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)(5)	485	504
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)(5)	660	714
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)(4)	441	450
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)(5)	168	169
2015-A, A1 144A 3.500%, 6/25/58(1)(4)(5)	7	7
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(1)(4)	224	235
2019-3, C 144A 3.265%, 10/15/52(1)(4)	400	421
Credit Suisse First Boston Mortgage Securities Corp. 2003-AR30, 5A1 2.560%, 1/25/34(1)(5)	102	104
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)(5)	441	450
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)(5)(6)	705	705
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)(5)	111	113
	Par Value	Value

Non-Agency—continued
2021-2, A3 144A 1.291%, 6/25/66(1)(4)(5)	$ 645	$ 645
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)(4)	315	319
2020-SFR2, B 144A 1.567%, 10/19/37(1)(4)	710	710
2021-SFR1, D 144A 2.189%, 8/17/38(1)(4)	710	712
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)(5)	82	83
2018-1, A23 144A 3.500%, 11/25/57(1)(4)(5)	47	48
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)(5)	179	182
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)(4)	965	970
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(1)(4)	326	324
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.891%, 10/25/29(1)(4)(5)	205	211
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)(5)	164	167
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)(5)	471	482
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)(5)	144	146
Mello Warehouse Securitization Trust 2021-2, C (1 month LIBOR + 1.100%, Cap N/A, Floor 1.100%) 144A 1.184%, 4/25/55(1)(4)(5)	190	190
MetLife Securitization Trust
2017-1A, M1 144A 3.511%, 4/25/55(1)(4)(5)	241	253

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)(5)	$ 378	$ 389
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)(5)	210	221
2019-1, M2 144A 3.500%, 10/25/69(1)(4)(5)	354	381
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)(5)	56	59
2016-3A, A1 144A 3.750%, 9/25/56(1)(4)(5)	75	81
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)(5)	237	253
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)(5)	35	38
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)(5)	1,114	1,218
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)(5)	348	372
NewRez Warehouse Securitization Trust 2021-1, C (1 month LIBOR + 1.050%, Cap N/A, Floor 1.050%) 144A 1.134%, 5/25/55(1)(4)(5)	95	95
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)(5)	140	144
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(4)(5)	95	95
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(4)(5)	71	72
Preston Ridge Partners Mortgage LLC
2020-2, A1 144A 3.671%, 8/25/25(1)(4)(5)	660	664
2020-3, A1 144A 2.857%, 9/25/25(1)(4)(5)	725	726
2020-6, A1 144A 2.363%, 11/25/25(1)(4)(5)	190	191
2021-2, A1 144A 2.115%, 3/25/26(1)(4)(5)	150	150
	Par Value	Value

Non-Agency—continued
2021-3, A1 144A 1.867%, 4/25/26(1)(4)(5)	$ 447	$ 449
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)(5)	185	185
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(1)(4)(5)	566	572
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(1)(4)	830	838
2019-SFR2, A 144A 3.147%, 5/17/36(1)(4)	525	533
2019-SFR2, D 144A 3.794%, 5/17/36(1)(4)	235	238
2019-SFR3, B 144A 2.571%, 9/17/36(1)(4)	280	285
2021-SFR6, C 144A 1.855%, 7/17/38(1)(4)	235	235
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)(5)	408	416
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)(5)	124	126
Sequoia Mortgage Trust 2013-8, B1 3.495%, 6/25/43(1)(5)	134	136
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(4)(5)	333	334
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)(5)	116	116
Towd Point Mortgage Trust
2016-4, B1 144A 3.842%, 7/25/56(1)(4)(5)	480	527
2017-1, A2 144A 3.500%, 10/25/56(1)(4)(5)	145	151
2019-4, A2 144A 3.250%, 10/25/59(1)(4)(5)	445	476

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(1)(4)(5)	$ 385	$ 410
2017-4, A2 144A 3.000%, 6/25/57(1)(4)(5)	395	414
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)(5)	330	348
2018-6, A2 144A 3.750%, 3/25/58(1)(4)(5)	480	510
2019-2, A2 144A 3.750%, 12/25/58(1)(4)(5)	515	553
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)(5)	745	762
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)(4)	590	612
2020-SFR2, D 144A 2.281%, 11/17/39(1)(4)	475	478
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)(5)	520	519
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.736%, 5/10/45(1)(4)(5)	250	238
VCAT LLC
2021-NPL1, A2 144A 4.826%, 12/26/50(1)(4)(5)	120	120
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)(5)	495	494
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)(5)	705	705
Vericrest Opportunity Loan Trust C LLC 2021-NPL9, A1 144A 1.992%, 5/25/51(1)(4)(5)	262	262
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)(5)	508	508
Verus Securitization Trust 2019-4, M1 144A 3.207%, 11/25/59(1)(4)(5)	220	224
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)(4)	189	190
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47(1)	$ 160	$ 171
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)(5)	210	214
ZH Trust 2021-1, A 144A 2.253%, 2/18/27(1)(4)	190	190
		32,565

Total Mortgage-Backed Securities (Identified Cost $32,104)		32,565

Asset-Backed Securities—5.7%
Automobiles—2.4%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(1)(4)	745	748
ACC Trust
2019-1, B 144A 4.470%, 10/20/22(1)(4)	196	198
2021-1, C 144A 2.080%, 12/20/24(1)(4)	595	596
American Credit Acceptance Receivables Trust 2019-2, C 144A 3.170%, 6/12/25(1)(4)	198	200
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)(4)	375	385
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)(4)	595	598
Carvana Auto Receivables Trust 2019-3A, D 144A 3.040%, 4/15/25(1)(4)	345	356
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25(1)	350	354

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2019-1A, D 144A 4.130%, 12/16/24(1)(4)	$ 330	$ 340
2019-2A, C 144A 3.300%, 3/15/24(1)(4)	229	231
2019-2A, E 144A 4.680%, 5/15/26(1)(4)	670	711
2019-4A, C 144A 2.440%, 9/16/24(1)(4)	415	419
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)(4)	540	561
2020-3A, E 144A 4.310%, 7/15/27(1)(4)	1,285	1,349
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)(4)	515	527
Hertz Vehicle Financing III LP 2021-2A, A 144A 1.680%, 12/27/27(1)(4)	945	955
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)(4)	305	308
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)(4)	62	62
2019-1A, D 144A 3.010%, 8/15/25(1)(4)	345	353
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)(4)	345	351
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)(4)	217	218
	Par Value	Value

Automobiles—continued
2019-1, E 144A 4.290%, 8/12/24(1)(4)	$ 305	$ 309
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)(4)	665	669
		10,798

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)(4)	475	484
Credit Card—0.2%
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)(4)	325	325
Mercury Financial Credit Card Master Trust 2021-1A, A 144A 1.540%, 3/20/26(1)(4)	590	592
		917

Equipment—0.2%
BCC Funding XVII LLC 2020-1, D 144A 4.890%, 9/22/25(1)(4)	590	592
NMEF Funding LLC 2019-A, A 144A 2.730%, 8/17/26(1)(4)	77	77
		669

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Other—2.8%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(1)(4)	$ 710	$ 712
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)(4)	86	87
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)(4)	113	116
2019-A, C 144A 4.010%, 7/16/40(1)(4)	705	736
2020-AA, D 144A 7.150%, 7/17/46(1)(4)	480	501
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)(4)	579	607
Business Jet Securities LLC
2019-1, A 144A 4.212%, 7/15/34(1)(4)	216	222
2020-1A, A 144A 2.981%, 11/15/35(1)(4)	333	339
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)(4)	458	461
Conn’s Receivables Funding LLC 2020-A, B 144A 4.270%, 6/16/25(1)(4)	294	296
Dext ABS LLC 2020-1, D 144A 7.210%, 2/15/28(1)(4)	475	479
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)(4)	78	79
2021-1A, B 144A 2.050%, 11/21/33(1)(4)	408	412
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)(4)	590	589
	Par Value	Value

Other—continued
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)(4)	$ 277	$ 285
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(1)(4)	46	46
2019-2, B 144A 3.190%, 11/18/26(1)(4)	283	285
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)(4)	597	637
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)(4)	170	176
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)(4)	434	465
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)(4)	345	347
2021-1A, A 144A 1.900%, 11/20/31(1)(4)	590	599
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)(4)	595	606
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)(4)	475	478
Oasis LLC 2020-2A, A 144A 4.262%, 5/15/32(1)(4)	237	239
Oasis Securitization Funding LLC 2021-1A, A 144A 2.579%, 2/15/33(1)(4)	264	264
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)(4)	132	133
2019-1A, C 144A 4.740%, 6/20/25(1)(4)	755	787
2020-1A, B 144A 1.980%, 6/20/25(1)(4)	710	720

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Other—continued
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)(4)	$ 196	$ 203
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)(4)	710	711
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)(4)	2	2
VSE VOI Mortgage LLC 2016-A, A 144A 2.540%, 7/20/33(1)(4)	69	69
		12,688

Student Loan—0.0%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)(4)	188	193
Total Asset-Backed Securities (Identified Cost $25,400)		25,749

Corporate Bonds and Notes—22.3%
Communication Services—2.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)(4)	200	198
Altice France S.A.
144A 7.375%, 5/1/26(1)(4)	200	208
144A 5.125%, 1/15/29(1)(4)	300	302
144A 5.125%, 7/15/29(1)(4)	355	359
Baidu, Inc. 3.425%, 4/7/30(1)	275	297
Cable Onda S.A. 144A 4.500%, 1/30/30(1)(4)	600	637
Cars.com, Inc. 144A 6.375%, 11/1/28(1)(4)	365	389
	Par Value	Value

Communication Services—continued
CCO Holdings LLC 144A 4.750%, 3/1/30(1)(4)	$ 630	$ 667
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)(4)	10	10
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)(4)	105	108
CommScope, Inc. 144A 4.750%, 9/1/29(1)(4)	50	51
CSC Holdings LLC
144A 5.750%, 1/15/30(1)(4)	410	433
144A 4.125%, 12/1/30(1)(4)	300	300
144A 4.625%, 12/1/30(1)(4)	200	197
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)(4)	290	192
144A 6.625%, 8/15/27(1)(4)	525	226
DIRECTV Holdings LLC 144A 5.875%, 8/15/27(1)(4)	90	94
DISH DBS Corp. 7.750%, 7/1/26(1)	165	189
Frontier Communications Holdings LLC 144A 6.750%, 5/1/29(1)(4)	535	573
iHeartCommunications, Inc. 8.375%, 5/1/27(1)	238	252
Level 3 Financing, Inc.
144A 4.250%, 7/1/28(1)(4)	185	187
144A 3.625%, 1/15/29(1)(4)	310	301
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)(4)	235	245

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Communication Services—continued
144A 4.750%, 10/15/27(1)(4)	$ 235	$ 239
Mav Acquisition Corp. 144A 8.000%, 8/1/29(1)(4)	395	388
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)(4)	325	334
Northwest Fiber LLC
144A 6.000%, 2/15/28(1)(4)	45	45
144A 10.750%, 6/1/28(1)(4)	220	247
Radiate Holdco LLC
144A 4.500%, 9/15/26(1)(4)	80	83
144A 6.500%, 9/15/28(1)(4)	280	286
Telesat Canada 144A 6.500%, 10/15/27(1)(4)	705	595
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)(4)	305	323
		8,955

Consumer Discretionary—2.9%
Adtalem Global Education, Inc. 144A 5.500%, 3/1/28(1)(4)	485	496
Ambience Merger Sub, Inc.
144A 4.875%, 7/15/28(1)(4)	80	80
144A 7.125%, 7/15/29(1)(4)	400	400
APX Group, Inc. 144A 5.750%, 7/15/29(1)(4)	215	216
Aston Martin Capital Holdings Ltd. 144A 10.500%, 11/30/25(1)(4)	310	346
Brunswick Corp. 2.400%, 8/18/31(1)	432	424
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)(4)	135	143
	Par Value	Value

Consumer Discretionary—continued
144A 8.125%, 7/1/27(1)(4)	$ 135	$ 149
Carnival Corp. 144A 4.000%, 8/1/28(1)(4)	7	7
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)(4)	335	335
Carvana Co.
144A 5.625%, 10/1/25(1)(4)	190	198
144A 5.875%, 10/1/28(1)(4)	190	198
Clarios Global LP 144A 8.500%, 5/15/27(1)(4)	260	278
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)(4)	335	370
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)(4)	480	501
Ford Motor Co. 9.000%, 4/22/25(1)	449	549
Ford Motor Credit Co. LLC 4.125%, 8/17/27(1)	285	305
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)(4)	400	404
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)(4)	320	338
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)(4)	295	299
LCM Investments Holdings II LLC 144A 4.875%, 5/1/29(1)(4)	20	21
M/I Homes, Inc. 4.950%, 2/1/28(1)	475	498
Mclaren Finance plc 144A 7.500%, 8/1/26(1)(4)	520	518

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)(4)	$ 235	$ 235
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27(1)	190	219
144A 4.625%, 6/15/25(1)(4)	65	70
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(1)(4)	120	124
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)(4)	350	367
NCL Corp., Ltd. 144A 5.875%, 3/15/26(1)(4)	240	241
NCL Finance Ltd. 144A 6.125%, 3/15/28(1)(4)	135	136
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)(4)	510	540
PetSmart, Inc. 144A 4.750%, 2/15/28(1)(4)	350	364
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(4)	495	508
PulteGroup, Inc.
7.875%, 6/15/32(1)	235	343
6.375%, 5/15/33(1)	350	469
Raptor Acquisition Corp. 144A 4.875%, 11/1/26(1)(4)	35	35
Royal Caribbean Cruises Ltd.
144A 4.250%, 7/1/26(1)(4)	20	19
144A 5.500%, 8/31/26(1)(4)	160	162
144A 5.500%, 4/1/28(1)(4)	35	35
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)(4)	290	308
	Par Value	Value

Consumer Discretionary—continued
144A 7.000%, 5/15/28(1)(4)	$ 115	$ 124
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)(4)	160	159
Station Casinos LLC 144A 4.500%, 2/15/28(1)(4)	390	396
Tenneco, Inc. 144A 5.125%, 4/15/29(1)(4)	420	436
Under Armour, Inc. 3.250%, 6/15/26(1)	360	374
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(4)	330	342
		13,079

Consumer Staples—0.6%
BAT Capital Corp. 4.906%, 4/2/30(1)	500	580
Chobani LLC 144A 7.500%, 4/15/25(1)(4)	665	695
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)(4)	475	516
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(4)	160	160
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)(4)	115	114
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)(4)	360	378
Vector Group Ltd. 144A 5.750%, 2/1/29(1)(4)	345	351
		2,794

Energy—4.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)(4)	600	605

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)(4)	$ 460	$ 479
Antero Resources Corp.
144A 8.375%, 7/15/26(1)(4)	124	140
144A 7.625%, 2/1/29(1)(4)	130	143
144A 5.375%, 3/1/30(1)(4)	150	153
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(4)	385	407
BP Capital Markets plc 4.875% (1)(7)	465	513
Callon Petroleum Co.
6.125%, 10/1/24(1)	124	120
144A 8.000%, 8/1/28(1)(4)	15	14
Cheniere Energy, Inc. 4.625%, 10/15/28(1)	225	237
Chesapeake Energy Corp.
144A 5.500%, 2/1/26(1)(4)	360	376
144A 5.875%, 2/1/29(1)(4)	70	75
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)(4)	190	190
Citgo Petroleum Corp. 144A 7.000%, 6/15/25(1)(4)	225	231
Colgate Energy Partners III LLC 144A 5.875%, 7/1/29(1)(4)	60	61
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(4)	355	390
CrownRock LP
144A 5.625%, 10/15/25(1)(4)	405	417
144A 5.000%, 5/1/29(1)(4)	160	164
CSI Compressco LP 144A 7.500%, 4/1/25(1)(4)	415	413
Energy Transfer LP Series H 6.500% (1)(7)	470	482
	Par Value	Value

Energy—continued
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)(4)	$ 120	$ 130
144A 6.500%, 7/1/27(1)(4)	140	156
144A 4.500%, 1/15/29(1)(4)	95	96
144A 4.750%, 1/15/31(1)(4)	95	97
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)(4)	270	274
144A 6.000%, 2/1/31(1)(4)	270	277
HollyFrontier Corp. 5.875%, 4/1/26(1)	520	597
Indigo Natural Resources LLC 144A 5.375%, 2/1/29(1)(4)	360	372
KazMunayGas National Co., JSC 144A 6.375%, 10/24/48(1)(4)	355	467
Kinder Morgan Energy Partners LP 7.500%, 11/15/40(1)	440	657
Kinder Morgan, Inc. 7.750%, 1/15/32(1)	25	36
Kosmos Energy Ltd. 144A 7.500%, 3/1/28(1)(4)	480	455
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)(4)	355	366
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(4)(6)	105	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)(4)	265	246
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)(4)	340	357
Occidental Petroleum Corp.
5.500%, 12/1/25(1)	10	11
3.500%, 8/15/29(1)	220	228

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Energy—continued
6.625%, 9/1/30(1)	$ 240	$ 299
6.125%, 1/1/31(1)	340	411
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(4)(7)	26	— (8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)(4)	345	361
Patterson-UTI Energy, Inc. 5.150%, 11/15/29(1)	465	470
Pertamina Persero PT 144A 6.450%, 5/30/44(1)(4)	345	458
Petrobras Global Finance B.V. 7.375%, 1/17/27(1)	265	325
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)(4)	665	29
Petroleos Mexicanos
6.500%, 3/13/27(1)	1,135	1,199
5.950%, 1/28/31(1)	980	961
7.690%, 1/23/50(1)	935	893
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)(4)	375	413
Plains All American Pipeline LP 3.800%, 9/15/30(1)	565	609
QuarterNorth Energy Holding, Inc. 0.000% (6)	3	345
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)(4)	555	551
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(1)(3)	480	595
Targa Resources Partners LP
5.875%, 4/15/26(1)	295	309
4.875%, 2/1/31(1)	120	131
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)(4)	74	70
	Par Value	Value

Energy—continued
Transocean, Inc. 144A 11.500%, 1/30/27(1)(4)	$ 40	$ 40
USA Compression Partners LP 6.875%, 4/1/26(1)	225	234
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)(4)	35	36
144A 4.125%, 8/15/31(1)(4)	320	336
		19,509

Financials—4.8%
Acrisure LLC 144A 7.000%, 11/15/25(1)(4)	670	683
AerCap Ireland Capital DAC 3.650%, 7/21/27(1)	305	325
Allstate Corp. (The) Series B 5.750%, 8/15/53(1)	554	601
Ally Financial, Inc. Series B 4.700% (1)(7)	769	809
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(4)	580	610
Athene Global Funding 144A 2.450%, 8/20/27(1)(4)	600	627
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)(4)	395	446
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)(4)	250	273
Bancolombia S.A. 4.625%, 12/18/29(1)	200	203
Bank of New York Mellon Corp. (The) Series G 4.700% (1)(7)	530	582
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)(4)	485	506

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Financials—continued
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)(4)	$ 705	$ 708
Brighthouse Financial, Inc. 5.625%, 5/15/30(1)	560	683
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)(4)	355	358
Charles Schwab Corp. (The) Series H 4.000% (1)(7)	605	629
Citadel LP 144A 4.875%, 1/15/27(1)(4)	525	571
Citigroup, Inc. Series W 4.000% (1)(7)	480	498
Discover Bank 4.682%, 8/9/28(1)	475	505
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)(4)	720	745
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28(1)	535	616
HCRX Investments Holdco LP 144A 4.500%, 8/1/29(1)(4)	360	365
Huntington Bancshares, Inc. 144A 2.487%, 8/15/36(1)(4)	398	399
Icahn Enterprises LP
6.250%, 5/15/26(1)	465	490
5.250%, 5/15/27(1)	35	36
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)(4)	630	611
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)(4)	445	442
JPMorgan Chase & Co. 1.953%, 2/4/32(1)	1,165	1,144
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(4)	325	327
	Par Value	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(4)	$ 480	$ 492
Lincoln National Corp. (3 month LIBOR + 2.040%) 2.174%, 4/20/67(1)(5)	515	451
MetLife, Inc. Series G 3.850% (1)(7)	435	457
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(4)	475	497
Navient Corp. 6.750%, 6/25/25(1)	510	569
OneMain Finance Corp. 7.125%, 3/15/26(1)	290	339
Prospect Capital Corp. 3.706%, 1/22/26(1)	585	604
Prudential Financial, Inc.
5.875%, 9/15/42(1)	440	462
5.625%, 6/15/43(1)	400	427
Santander Holdings USA, Inc. 4.400%, 7/13/27(1)	435	491
Synovus Financial Corp. 5.900%, 2/7/29(1)	249	270
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	705	737
Wells Fargo & Co. Series BB 3.900% (1)(7)	905	941
		21,529

Health Care—1.5%
Akumin, Inc. 144A 7.000%, 11/1/25(1)(4)	375	354
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)(4)	90	97
144A 8.500%, 1/31/27(1)(4)	270	290

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)(4)	$ 170	$ 176
Centene Corp. 4.625%, 12/15/29(1)	270	296
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)(4)	705	721
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)(4)	305	321
144A 6.875%, 4/15/29(1)(4)	30	31
144A 6.125%, 4/1/30(1)(4)	70	71
144A 4.750%, 2/15/31(1)(4)	265	270
DaVita, Inc. 144A 4.625%, 6/1/30(1)(4)	345	361
Encompass Health Corp. 4.500%, 2/1/28(1)	340	356
Endo Dac
144A 9.500%, 7/31/27(1)(4)	94	92
144A 6.000%, 6/30/28(1)(4)	119	74
Endo Luxembourg Finance Co. I S.a.r.l. 144A 6.125%, 4/1/29(1)(4)	140	139
Illumina, Inc. 2.550%, 3/23/31(1)	290	297
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)(4)	220	237
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)(4)	135	127
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)(4)	5	5
	Par Value	Value

Health Care—continued
144A 4.375%, 2/15/27(1)(4)	$ 250	$ 249
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)(4)	147	156
144A 7.250%, 2/1/28(1)(4)	54	58
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(4)	172	174
Prime Healthcare Services, Inc. 144A 7.250%, 11/1/25(1)(4)	55	59
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)(4)	400	407
144A 10.000%, 4/15/27(1)(4)	135	147
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)(4)	365	349
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)(4)	50	54
Teva Pharmaceutical Finance Netherlands III B.V.
7.125%, 1/31/25(1)	270	295
3.150%, 10/1/26(1)	215	205
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)(4)	390	392
		6,860

Industrials—2.1%
Alaska Airlines Pass-Through Trust 144A 4.800%, 8/15/27(1)(4)	534	595

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Industrials—continued
Allied Universal Holdco LLC
144A 6.625%, 7/15/26(1)(4)	$ 610	$ 652
144A 6.000%, 6/1/29(1)(4)	200	200
American Airlines Group, Inc. 144A 5.000%, 6/1/22(1)(4)	265	267
American Airlines, Inc.
144A 11.750%, 7/15/25(1)(4)	625	776
144A 5.500%, 4/20/26(1)(4)	60	63
144A 5.750%, 4/20/29(1)(4)	30	32
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)(4)	610	641
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(4)	605	642
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(4)	335	364
BCPE Ulysses Intermediate, Inc. PIK 144A 7.750%, 4/1/27(1)(4)(9)	375	371
Boeing Co. (The)
5.150%, 5/1/30(1)	365	432
3.750%, 2/1/50(1)	205	212
5.930%, 5/1/60(1)	147	204
Bombardier, Inc. 144A 6.000%, 2/15/28(1)(4)	160	161
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)(4)	495	501
Cleaver-Brooks, Inc. 144A 7.875%, 3/1/23(1)(4)	380	375
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(4)	593	609
CP Atlas Buyer, Inc. 144A 7.000%, 12/1/28(1)(4)	370	377
	Par Value	Value

Industrials—continued
Delta Air Lines, Inc. 3.750%, 10/28/29(1)	$ 380	$ 386
Deluxe Corp. 144A 8.000%, 6/1/29(1)(4)	175	187
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)(4)	240	241
Seaspan Corp. 144A 5.500%, 8/1/29(1)(4)	40	41
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)(4)	355	372
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)(4)	250	257
TransDigm, Inc. 5.500%, 11/15/27(1)	380	389
United Airlines, Inc.
144A 4.375%, 4/15/26(1)(4)	50	52
144A 4.625%, 4/15/29(1)(4)	50	52
		9,451

Information Technology—0.9%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)(4)	255	267
Broadcom, Inc. 144A 2.450%, 2/15/31(1)(4)	255	253
Dell International LLC 8.100%, 7/15/36(1)	340	521
Elastic N.V. 144A 4.125%, 7/15/29(1)(4)	50	51
MicroStrategy, Inc. 144A 6.125%, 6/15/28(1)(4)	235	242
Motorola Solutions, Inc. 4.600%, 5/23/29(1)	10	12
NCR Corp. 144A 5.125%, 4/15/29(1)(4)	390	404
Plantronics, Inc. 144A 4.750%, 3/1/29(1)(4)	360	345
Rocket Software, Inc. 144A 6.500%, 2/15/29(1)(4)	350	330

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Science Applications International Corp. 144A 4.875%, 4/1/28(1)(4)	$ 575	$ 601
SYNNEX Corp. 144A 2.375%, 8/9/28(1)(4)	720	719
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)(4)	400	418
		4,163

Materials—1.4%
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(4)(10)	690	727
Chemours Co. (The) 144A 5.750%, 11/15/28(1)(4)	335	355
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)(4)	170	182
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)(4)	400	407
Freeport-McMoRan, Inc. 5.450%, 3/15/43(1)	370	473
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)(4)	300	300
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)(4)	595	640
Louisiana-Pacific Corp. 144A 3.625%, 3/15/29(1)(4)	595	600
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)(4)	235	232
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)(4)	605	622
Teck Resources Ltd. 6.125%, 10/1/35(1)	425	548
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)(4)	260	273
	Par Value	Value

Materials—continued
144A 6.625%, 11/1/25(1)(4)	$ 375	$ 381
United States Steel Corp. 6.875%, 3/1/29(1)	240	262
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)(4)	160	167
		6,169

Real Estate—0.9%
American Assets Trust LP 3.375%, 2/1/31(1)	470	489
EPR Properties 4.750%, 12/15/26(1)	570	615
GLP Capital LP
5.250%, 6/1/25(1)	225	252
5.750%, 6/1/28(1)	277	330
5.300%, 1/15/29(1)	160	188
iStar, Inc. 4.250%, 8/1/25(1)	440	459
MPT Operating Partnership LP 4.625%, 8/1/29(1)	130	139
Office Properties Income Trust 4.500%, 2/1/25(1)	490	530
Retail Properties of America, Inc. 4.750%, 9/15/30(1)	610	683
Service Properties Trust
4.950%, 2/15/27(1)	320	320
4.375%, 2/15/30(1)	215	206
		4,211

Utilities—0.9%
CMS Energy Corp. 4.750%, 6/1/50(1)	570	641
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)(4)	695	733
Ferrellgas LP
144A 5.375%, 4/1/26(1)(4)	115	113
144A 5.875%, 4/1/29(1)(4)	120	118

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Utilities—continued
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)(4)	$ 855	$ 938
PG&E Corp. 5.250%, 7/1/30(1)	260	256
Southern Co. (The) Series 21-A 3.750%, 9/15/51(1)	628	642
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)(4)	70	60
144A 6.625%, 1/15/28(1)(4)	405	348
Texas Competitive Electric Holdings Co. 11.500%, 10/1/20(6)	125	—
		3,849

Total Corporate Bonds and Notes (Identified Cost $97,185)		100,569

Leveraged Loans—10.7%
Aerospace—0.4%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 7/27/28(5)	83	83
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(5)	284	285
American Airlines, Inc. (3 month LIBOR + 4.750%) 5.500%, 4/20/28(5)	75	77
Brown Group Holding LLC (3 month LIBOR + 2.750%) 3.250%, 6/7/28(5)	342	340
KKR Apple Bidco LLC
(3 month LIBOR + 3.000%) 0.000%, 7/14/28(5)(11)	230	229
	Par Value	Value

Aerospace—continued
Second Lien (3 month LIBOR + 5.750%) 0.000%, 7/13/29(5)(11)	$ 25	$ 25
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(5)	400	424
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.335%, 5/30/25(5)	274	270
Tranche F (1 month LIBOR + 2.250%) 2.335%, 12/9/25(5)	145	142
United AirLines, Inc. Tranche B (1 month LIBOR + 3.750%) 4.500%, 4/21/28(5)	185	185
		2,060

Chemicals—0.5%
Aruba Investments Holdings LLC First Lien (3 month LIBOR + 4.000%) 4.750%, 11/24/27(5)	210	210
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(5)	354	353
Herens Holdco S.a.r.l. Tranche B (3 month LIBOR + 4.000%) 4.750%, 7/3/28(5)	470	470
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 0.000%, 4/1/24(5)(11)	479	474
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 4.616%, 2/5/27(5)	321	320

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Starfruit Finco B.V. (1 month LIBOR + 2.750%) 2.838% - 5.000%, 10/1/25(5)	$ 301	$ 297
		2,124

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month LIBOR + 4.000%) 4.750%, 12/29/27(5)	364	363
Consumer Non-Durables—0.4%
Diamond (BC) B.V. (1 month LIBOR + 3.000%) 3.085%, 9/6/24(5)	631	627
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.085%, 6/30/24(5)	610	607
Rodan & Fields LLC (1 month LIBOR + 4.000%) 4.096%, 6/16/25(5)	301	220
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 5.000%, 8/12/24(5)	536	518
		1,972

Energy—0.3%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(5)	276	276
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27(5)	312	310
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 4.250%, 10/30/24(5)	359	356
	Par Value	Value

Energy—continued
Traverse Midstream Partners LLC (1 month LIBOR + 5.500%) 6.500%, 9/27/24(5)	$ 400	$ 400
		1,342

Financial—0.4%
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.335%, 1/31/28(5)	215	214
Tranche B-4 (1 month LIBOR + 5.250%) 5.335%, 1/20/29(5)	125	124
Tranche B-9 (1 month LIBOR + 3.250%) 3.335%, 7/31/27(5)	459	450
Citadel Securities LP 2021 (1 month LIBOR + 2.500%) 2.585%, 2/2/28(5)	544	536
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(5)	367	367
Zebra Buyer LLC (3 month LIBOR + 3.500%) 0.000%, 4/21/28(5)(11)	55	55
		1,746

Food / Tobacco—0.3%
Chobani LLC (1 month LIBOR + 3.500%) 4.500%, 10/25/27(5)	194	194
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.772%, 5/23/25(5)	264	261
Shearer’s Foods LLC First Lien (3 month LIBOR + 3.500%) 4.250%, 9/23/27(5)	384	383

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(5)	$ 380	$ 377
		1,215

Forest Prod / Containers—0.4%
Anchor Glass Container Corp. 2017 (3 month LIBOR + 2.750%) 0.000%, 12/7/23(5)(11)	164	151
Berlin Packaging LLC Tranche B-4 (3 month LIBOR + 3.250%) 3.750%, 3/11/28(5)	484	478
BWay Holding Co. (1 month LIBOR + 3.250%) 3.342%, 4/3/24(5)	397	387
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(5)	459	458
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(5)	229	220
Technimark Holdings LLC First Lien (3 month LIBOR + 3.750%) 4.250%, 6/30/28(5)	210	208
		1,902

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.835%, 12/23/24(5)	479	474
Carnival Corp. Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(5)	94	93
	Par Value	Value

Gaming / Leisure—continued
CCM Merger, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 11/4/25(5)	$ 170	$ 169
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(5)	70	71
Gateway Casinos & Entertainment Ltd. PIK (3 month LIBOR + 6.500%) 7.500%, 3/13/25(5)(12)	386	385
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(5)	65	65
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(5)	285	286
Landry’s Finance Acquisition Co. 2020 (3 month LIBOR + 12.000%) 13.000%, 10/4/23(5)	25	27
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(5)	714	686
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.585%, 2/12/27(5)	522	506
Tranche B2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(5)	67	67
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 0.000%, 11/1/26(5)(11)	115	115

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.835%, 8/14/24(5)	$ 175	$ 174
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(5)	333	331
		3,449

Healthcare—1.8%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.589%, 10/31/25(5)	470	467
AHP Health Partners, Inc. (3 month LIBOR + 3.500%) 0.000%, 8/24/28(5)(11)	105	105
ASP Navigate Acquisition Corp. (1 month LIBOR + 4.500%) 5.500%, 10/6/27(5)	174	171
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.345% - 4.377%, 2/11/26(5)	130	130
Azalea TopCo, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 7/24/26(5)	614	614
CPI Holdco, LLC Tranche B-1, First Lien (1 month LIBOR + 3.750%) 3.835%, 11/4/26(5)	25	25
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.835%, 10/10/25(5)	155	136
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(5)	334	334
	Par Value	Value

Healthcare—continued
Heartland Dental LLC 2021 (1 month LIBOR + 4.000%) 4.096%, 4/30/25(5)	$ 385	$ 384
Insulet Corp. Tranche B (1 month LIBOR + 3.250%) 3.750%, 4/28/28(5)	110	110
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.835%, 11/17/25(5)	371	368
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(5)	620	621
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.500%) 4.250%, 11/30/27(5)	239	239
Parexel International Corp.
(1 month LIBOR + 2.750%) 2.835%, 9/27/24(5)	475	474
(3 month LIBOR + 3.500%) 0.000%, 8/11/28(5)(11)	130	130
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.835%, 2/14/25(5)	535	528
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 4.250%, 2/14/25(5)	195	194
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.339%, 3/5/26(5)	306	303

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Tranche B-3 (1 month LIBOR + 3.500%) 3.596%, 3/5/26(5)	$ 568	$ 565
Pluto Acquisition I, Inc. 2021, First Lien (1 month LIBOR + 4.000%) 4.085% - 4.121%, 6/20/26(5)	265	264
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(5)	170	169
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(5)	175	175
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(5)	324	324
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.346%, 11/20/26(5)	234	233
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.835%, 7/2/25(5)	811	781
Waystar Technologies, Inc. 2021 (1 month LIBOR + 4.000%) 4.085%, 10/22/26(5)	347	346
		8,190

Housing—0.3%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 3.000%) 3.750%, 11/13/26(5)	234	233
Quikrete Holdings, Inc. Tranche B1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(5)(11)	520	516
	Par Value	Value

Housing—continued
SRS Distribution, Inc. 2021 (6 month LIBOR + 3.750%) 4.250%, 6/2/28(5)	$ 170	$ 169
Standard Industries, Inc. Tranche B (3 month LIBOR + 2.500%) 0.000%, 8/6/28(5)(11)	375	374
		1,292

Information Technology—1.5%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(5)	208	210
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.338%, 10/9/26(5)	242	240
Boxer Parent Co., Inc. 2021 (1 month LIBOR + 3.750%) 3.835%, 10/2/25(5)	462	459
Epicor Software Corp. Tranche C (3 month LIBOR + 3.250%) 4.000%, 7/30/27(5)	632	631
Greeneden US Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(5)	269	269
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/4/28(5)	300	300
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 4.250%, 7/1/24(5)	486	487
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(5)	355	353

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(5)	$ 135	$ 136
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(5)	235	234
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(5)	354	352
Proofpoint, Inc. (3 month LIBOR + 3.250%) 0.000%, 6/9/28(5)(11)	340	338
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(5)	435	432
Rocket Software, Inc. 2021 (3 month LIBOR + 4.250%) 0.000%, 11/28/25(5)(11)	320	314
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27(5)	353	353
Turing Midco LLC (1 month LIBOR + 3.000%) 3.500% - 5.500%, 3/24/28(5)	300	299
UKG, Inc. 2021 (3 month LIBOR + 3.250%) 4.000%, 5/4/26(5)	551	551
Ultimate Software Group, Inc. (The) Second Lien (3 month LIBOR + 6.750%) 7.500%, 5/3/27(5)	15	15
Ultra Clean Holdings, Inc. Tranche B (1 month LIBOR + 3.750%) 3.835%, 8/27/25(5)	133	133
Veritas US, Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 0.000%, 9/1/25(5)(11)	100	100
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.846%, 3/2/27(5)	$ 406	$ 403
		6,609

Manufacturing—0.7%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(5)	394	394
Arcline FM Holdings LLC
First Lien (3 month LIBOR + 4.750%) 5.500%, 6/23/28(5)	195	193
Second Lien (3 month LIBOR + 8.250%) 9.000%, 6/15/29(5)	95	95
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(5)	322	322
Circor international, Inc. (1 month LIBOR + 3.250%) 4.250%, 12/11/24(5)	380	377
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.092%, 3/31/25(5)	584	578
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(5)	583	580
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(5)	317	317
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/29/28(5)	149	149

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
US Farathane LLC Tranche B-5 (3 month LIBOR + 4.250%) 5.250%, 12/23/24(5)	$ 174	$ 172
		3,177

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 3.340%, 8/24/26(5)	118	73
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 5.750%, 8/2/27(5)	177	177
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 3.750%, 3/15/24(5)	355	354
		604

Media / Telecom - Cable/Wireless Video—0.1%
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(13)	260	264
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26(5)	67	67
		331

Media / Telecom - Diversified Media—0.2%
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(5)	296	294
UPC Financing Partnership Tranche AX (1 month LIBOR + 3.000%) 3.096%, 1/31/29(5)	285	283
	Par Value	Value

Media / Telecom - Diversified Media—continued
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.840%, 5/18/25(5)	$ 354	$ 344
		921

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.335%, 3/15/27(5)	172	170
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(5)	154	153
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(5)	149	141
		464

Retail—0.4%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 11/8/27(5)	284	284
Great Outdoors Group LLC Tranche B-1 (6 month LIBOR + 4.250%) 5.000%, 3/6/28(5)	353	354
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(5)	473	471
Michaels Cos., Inc. (The) Tranche B (1 month LIBOR + 4.200%) 5.000%, 4/15/28(5)	240	240

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Retail—continued
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(5)	$ 255	$ 254
PetsMart LLC (3 month LIBOR + 3.750%) 4.500%, 2/11/28(5)	260	260
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(5)	190	190
		2,053

Service—1.5%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(5)	215	215
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(5)	240	238
Allied Universal Holdco LLC (3 month LIBOR + 3.000%) 4.250%, 5/12/28(5)	60	60
Carlisle Foodservice Products, Inc. First Lien (6 month LIBOR + 3.000%) 4.000%, 3/20/25(5)	393	384
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.338%, 2/6/26(5)	589	584
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(5)	209	208
Ensemble RCM LLC (3 month LIBOR + 3.750%) 3.879%, 8/3/26(5)	85	84
	Par Value	Value

Service—continued
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(5)	$ 499	$ 502
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.500%) 4.000%, 6/30/28(5)	313	312
Tranche C (1 month LIBOR + 3.500%) 4.000%, 6/30/28(5)	59	59
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 4.500%, 6/30/24(5)	365	363
NAB Holdings LLC 2018 (3 month LIBOR + 3.000%) 4.000%, 7/1/24(5)	362	362
Paysafe Holdings US Corp. Tranche B1 (3 month LIBOR + 2.750%) 3.250%, 6/28/28(5)	335	331
Peraton Corp. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 2/1/28(5)	394	394
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.090%, 1/21/28(5)	571	568
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(5)	519	517
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 3.835%, 9/3/26(5)	549	545
St. George’s University Scholastic Services LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(5)(11)	290	288

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Par Value	Value

Service—continued
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/5/28(5)	$ 255	$ 253
TTF Holdings LLC (1 month LIBOR + 4.000%) 4.750%, 3/31/28(5)	112	112
Weld North Education LLC 2020 (1 month LIBOR + 4.000%) 4.750%, 12/15/27(5)	383	384
		6,763

Transportation - Automotive—0.3%
Clarios Global LP First Lien (3 month LIBOR + 3.250%) 3.342%, 4/30/26(5)	241	238
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(5)	682	656
Mavis Tire Express Services Topco Corp. First Lien (3 month LIBOR + 4.000%) 4.750%, 5/4/28(5)	265	265
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/28/27(5)	94	94
		1,253

Utility—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(5)	462	458
	Par Value	Value

Utility—continued
PG&E Corp. Tranche B (3 month LIBOR + 3.000%) 3.500%, 6/23/25(5)	$ 94	$ 90
		548

Total Leveraged Loans (Identified Cost $48,377)		48,378

	Shares
Preferred Stocks—0.7%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(4)	310 (14)	320
Discover Financial Services Series D, 6.125%(1)	233 (14)	262
JPMorgan Chase & Co. Series HH, 4.600%(1)	285 (14)	297
MetLife, Inc. Series D, 5.875%(1)	329 (14)	385
Truist Financial Corp. Series Q, 5.100%(1)	565 (14)	650
Zions Bancorp NA, 6.950%(1)	17,485	479
		2,393

Industrials—0.2%
General Electric Co. Series D, 3.449%(1)(5)	622 (14)	603
Total Preferred Stocks (Identified Cost $2,830)		2,996

Common Stocks—82.8%
Communication Services—3.3%
Cellnex Telecom SA(1)	213,838	14,644
Consumer Discretionary—0.0%
MYT Holding LLC Class B(1)(15)	22,362	115

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Energy—10.1%
Cheniere Energy, Inc.(1)(15)	85,840	$ 7,508
Enbridge, Inc.(1)	286,207	11,251
Frontera Energy Corp.(1)(15)	1,636	9
ONEOK, Inc.(1)	119,310	6,266
Pembina Pipeline Corp.(1)	204,160	6,222
Targa Resources Corp.(1)	167,600	7,361
TC Energy Corp.(1)	139,712	6,633
		45,250

Financials—0.0%
NMG Parent LLC(1)(15)	368	46
Industrials—21.8%
Aena SME SA(1)(15)	93,908	14,991
Aeroports de Paris(1)(15)	44,270	5,198
Atlantia SpA(1)(15)	256,210	4,802
Auckland International Airport Ltd.(1)(15)	930,591	4,728
Canadian Pacific Railway Ltd.(1)	60,020	4,129
CSX Corp.(1)	235,635	7,665
Flughafen Zurich AG(1)(15)	37,265	6,194
Norfolk Southern Corp.(1)	45,611	11,564
Sydney Airport(1)(15)	1,715,436	10,002
Transurban Group(1)	1,579,638	16,421
Union Pacific Corp.(1)	19,232	4,170
Vinci SA(1)	78,611	8,436
		98,300

Real Estate—9.4%
American Tower Corp.(1)	82,680	24,157
Crown Castle International Corp.(1)	92,740	18,055
		42,212

Utilities—38.2%
Ameren Corp.(1)	71,855	6,303
American Water Works Co., Inc.(1)	27,060	4,932
Atmos Energy Corp.(1)	63,490	6,191
CenterPoint Energy, Inc.(1)	266,905	6,697
	Shares	Value

Utilities—continued
CMS Energy Corp.(1)	112,540	$ 7,217
Dominion Energy, Inc.(1)	195,000	15,179
Edison International(1)	105,310	6,091
EDP - Energias de Portugal SA(1)	1,199,563	6,589
Emera, Inc.(1)	84,910	4,008
Enel SpA(1)	781,195	7,118
Evergy, Inc.(1)	71,810	4,915
Eversource Energy(1)	86,980	7,892
Fortis, Inc.(1)	110,655	5,069
Iberdrola SA(1)	567,273	7,030
National Grid plc(1)	800,020	10,353
NextEra Energy, Inc.(1)	320,904	26,953
Orsted A/S(1)	57,438	9,129
Public Service Enterprise Group, Inc.(1)	155,190	9,923
Sempra Energy(1)	99,805	13,210
Southern Co. (The)(1)	58,750	3,862
Spire, Inc.(1)	53,430	3,564
		172,225

Total Common Stocks (Identified Cost $321,206)		372,792

Exchange-Traded Fund—0.5%
VanEck Vectors High Yield Muni ETF(1)(16)	37,825	2,402
Total Exchange-Traded Fund (Identified Cost $2,370)		2,402

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)	2,084	3
Total Rights (Identified Cost $2)		3

Total Long-Term Investments—134.2% (Identified Cost $549,025)		604,666

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(1)(16)	3,870,829	$ 3,871
Total Short-Term Investment (Identified Cost $3,871)		3,871

TOTAL INVESTMENTS—135.1% (Identified Cost $552,896)		$ 608,537
Other assets and liabilities, net—(35.1)%		(158,114)
NET ASSETS—100.0%		$ 450,423

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for borrowings.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, these securities amounted to a value of $130,806 or 29.0% of net assets.
(5)	Variable rate security. Rate disclosed is as of August 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Amount is less than $500.
(9)	First pay date will be in October 2021.
(10)	100% of the income received was in cash.
(11)	This loan will settle after August 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(12)	60% of the income received was in cash and 40% was in PIK.
(13)	Security in default, interest payments are being received during the bankruptcy proceedings.
(14)	Value shown as par value.
(15)	Non-income producing.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
($ reported in thousands)
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	66%
Canada	7
Spain	6
Australia	5
France	3
Italy	2
United Kingdom	2
Other	9
Total	100%
† % of total investments as of August 31, 2021.
The following table summarizes the market value of the Fund’s investments as of August 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 25,749	$ —	$ 25,749	$ —
Corporate Bonds and Notes	100,569	—	100,222	347 (1)
Foreign Government Securities	17,130	—	17,130	—
Leveraged Loans	48,378	—	48,378	—
Mortgage-Backed Securities	32,565	—	31,860	705
Municipal Bonds	1,603	—	1,603	—
U.S. Government Security	479	—	479	—
Equity Securities:
Common Stocks	372,792	372,631	161	—
Preferred Stocks	2,996	479	2,517	—
Rights	3	—	—	3
Exchange-Traded Fund	2,402	2,402	—	—
Money Market Mutual Fund	3,871	3,871	—	—
Total Investments	$608,537	$379,383	$228,099	$1,055

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $2 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Security held by the Fund with an end of period value of $115 were transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and valuation inputs are not shown for the period ended August 31, 2021.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
FINANCIAL HIGHLIGHTS (Unaudited)
August 31, 2021
(Reported in thousands except for the per share amounts)
	Total Net Assets		Net Asset Value per share
Beginning of period: November 30, 2020		$441,552		$9.31
Net investment income*	$ 8,196		$ 0.17
Net realized and unrealized gain on investments	32,713		0.69
Dividends from net investment income and distributions from net long-term and short-term capital gains**	(34,200)		(0.72)
Capital share transactions: Issuance of common stock related to reinvestment of distributions	2,162		—
Net increase (decrease) in net assets/net asset value		8,871		0.14
End of period: August 31, 2021		$450,423		$9.45

*	Calculated using average shares outstanding.
**	Please note that the tax status of our distributions is determined at the end of the taxable year. However, based on interim data as of August 31, 2021, we estimate that 22.2% of distributions will represent net investment income, and 77.8% will represent return of capital. Also refer to inside front cover for information on the Managed Distribution Plan.

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021
Note 1. Significant Accounting Policies
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.

CERTIFICATION
The Fund files the required annual Chief Executive Officer (“CEO”) certification regarding compliance with the NYSE’s listing standards no more than 30 days after each annual shareholder meeting for the Fund. The Fund has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.
KEY INFORMATION
Shareholder Relations: 1-866-270-7788
For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information.
REINVESTMENT PLAN
The Automatic Reinvestment and Cash Purchase Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan and may opt out by calling Shareholder Relations at the number listed above. If shares are held at a brokerage firm, contact your broker about participation in the Plan.
REPURCHASE OF SECURITIES
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.
PROXY VOTING INFORMATION (FORM N-PX)
The subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form NPORT-P. Form NPORT-P is available on the SEC’s website at https://www.sec.gov.

VIRTUS TOTAL RETURN FUND INC.
101 Munson Street
Greenfield, MA 01301-9668
Board of Directors
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
Sidney E. Harris
John R. Mallin
Connie D. McDaniel
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
William R. Moyer, Advisory Member
Officers
George R. Aylward, President and Chief Executive Officer
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Administrator
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Transfer Agent
Computershare
P.O. Box 505005
Louisville, KY 40233-5005
Fund Counsel
Sullivan & Worcester LLP
1666 K Street, NW
7th Floor
Washington, DC 20006
How to Contact Us
Shareholder Services	1-866-270-7788
Website	www.Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

Virtus Total Return Fund Inc.
c/o Computershare Investor Services
P.O. Box 505005
Louisville, KY 40233-5005
For more information about
Virtus Closed-End Funds, please
contact us at 1-866-270-7788
or closedendfunds@virtus.com
or visit Virtus.com.
Q-3	10-21